NB Crossroads Private Markets Fund VI LP (the “Partnership”) invests substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ equity owned by the Partnership at June 30, 2022, was 82.78%. The Partnership has included the Master Fund’s schedule of investments as of June 30, 2022, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2022.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (28.50%)
BC Partners XI GD - I LP	Primary	07/2021	Europe	$2,482,102	$2,444,719
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	4,803,096
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-04/2022	North America	2,646,772	2,917,100
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-02/2022	North America	4,852,019	4,492,884
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,173,770	5,691,147
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	2,113,644
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	2,520,000
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	1,771,260
Magenta Blocker Aggregator LP	Co-Investment	07/2021-10/2021	North America	2,262,000	3,103,151
NB RR Co-Invest LP	Co-Investment	10/2020-11/2021	North America	4,450,368	6,035,285
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,040	4,697,838
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	4,957,277
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	4,633,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022	North America	1,892,639	1,907,267
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022	North America	2,137,253	2,147,624
Silver Lake Partners VI, L.P.	Primary	01/2021-01/2022	North America	4,530,285	4,526,950
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022	North America	3,509,809	4,387,219
Thoma Bravo XIV- A, L.P.	Primary	04/2021-01/2022	North America	7,183,194	7,013,076
TPG Asia VI Digs 1 L.P. (F)	Co-Investment	11/2020	Asia	3,227,764	2,426,368
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,805,102	2,362,707
				71,522,874	74,951,612
Small and Mid-cap Buyout (51.51%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,802,532	4,284,287
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022 - 06/2022	North America	2,700,000	2,488,432
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2022	North America	3,560,178	3,763,744
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	5,289,082
BC Partners Galileo (1) L.P.	Secondary	07/2021-11/2021	Europe	5,478,721	6,543,363
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	2,282,908	2,031,408
Charlesbank Equity Fund X, L.P.	Primary	09/2021-11/2021	North America	2,749,143	2,777,900
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	5,151,995
Compass Syndication L.P.	Co-Investment	10/2021-12/2021	North America	1,109,383	1,232,107
Crosspoint Capital Fund I, LP	Primary	04/2021-02/2022	North America	7,538,877	7,925,212
EMK Capital Partners II LP	Primary	09/2021-04/2022	Europe	3,550,800	4,191,158
Ethos Capital Investments A LP	Primary	10/2021-03/2022	North America	2,065,881	4,980,095
Evidence Co-Invest LP	Co-Investment	12/2020-03/2022	North America	3,912,398	4,109,805
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,746,000
Green Equity Investors Offshore Fund IX, L.P.	Primary	-	North America	-	-
Greenbriar Equity Fund V, L.P.	Primary	08/2021-06/2022	North America	7,184,509	9,809,298
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	2,080,399
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,200,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	4,922,394
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020	North America	801,816	795,062
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-04/2022	North America	420,858	454,113
New Mountain Partners VI, L.P.	Primary	03/2021-06/2022	North America	3,239,161	3,315,000
Nordic Capital X Alpha, L.P.	Primary	05/2021-06/2022	Europe	3,982,544	5,069,155
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	2,202,919
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	499,274
Oakley Capital V-B2 SCSp	Primary	05/2022	Europe	228,421	151,429
Patriot SPV, L.P.	Secondary	03/2021-04/2022	North America	3,404,192	4,659,208
PPC III-A LP	Primary	03/2021-05/2022	North America	7,395,507	9,229,721
Prime Acquisitions Holdco, LP	Co-Investment	08/2021	North America	5,008,333	4,998,718
Riverside Fund V CF-B, L.P.	Secondary	03/2021-04/2022	North America	3,029,209	3,473,741
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020	North America	1,300,000	1,547,520
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020	North America	2,560,000	2,568,256
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2021	North America	1,821,560	2,872,528
THL HT Parallel SPV, L.P.	Secondary	12/2020-01/2022	North America	3,820,824	7,513,910
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-01/2022	North America	6,426,276	6,881,151
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-06/2022	North America	1,186,587	1,135,694
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020	North America	1,400,000	1,547,579
				109,440,935	135,441,657

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (7.41%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	684,405	1,800,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021 - 05/2022	North America	5,146,200	6,700,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2022	North America	4,041,771	4,220,717
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	3,982,072	6,781,073
				13,854,448	19,501,790
Venture Capital (11.57%)
ACME Fund IV, LP	Primary	12/2021-03/2022	North America	906,491	773,143
Blackstone Growth L.P.	Primary	01/2021-05/2022	North America	5,724,492	5,470,694
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020	North America	1,861,075	2,537,324
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2021	North America	5,000,000	4,761,637
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	2,222,510	942,308
GGV Capital Fund VIII L.P.	Primary	04/2021-06/2022	North America	2,880,000	3,286,855
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-06/2022	North America	648,000	672,135
Meritech Capital Partners VII L.P.	Primary	11/2020-06/2022	North America	2,437,500	2,723,344
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,420,728
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,804,358
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-06/2022	North America	1,954,274	1,912,031
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-12/2021	North America	2,504,286	3,125,611
				30,950,525	30,430,168

Short Term Investments				Cost	Fair Value
Money Market Fund (3.46%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				9,100,951	9,100,951
				9,100,951	9,100,951

Total Investments (cost $234,869,733) (102.45%)					269,426,178
Other Assets & Liabilities (Net) (-2.46%)					(6,465,748)
Partners' Capital - Net Assets (100.00%)					$262,960,430

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2022 aggregated $225,768,782. Total fair value of illiquid and restricted securities at June 30, 2022 was $260,325,227 or 98.99% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF B LLC.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$7,059,368	$67,892,244	$74,951,612
Small and Mid-cap Buyout	-	-	8,604,843	126,836,814	135,441,657
Special Situations	-	-	-	19,501,790	19,501,790
Venture	-	-	-	30,430,168	30,430,168
Money Market Fund	9,100,951	-	-	-	9,100,951
Total	$9,100,951	$-	$15,664,211	$244,661,016	$269,426,178

Significant Unobservable Inputs

As of June 30, 2022, the Master Fund had investments valued at $269,426,178. The fair value of investments valued at $15,664,211 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2022.

			Unobservable Inputs
Investments	Fair Value 06/30/22	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	7,059,368	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Small and Mid-cap Buyout	5,311,264	Market Approach	LTM EBITDA	8.7 - 13.3x	10.0x

Small and Mid-cap Buyout	1,746,000	Market Approach	LTM Net Revenue	15.2x	15.2x

Small and Mid-cap Buyout	1,547,579	Recent Transaction Value	LTM EBITDA	14.7x	14.7x

Total	$15,664,211

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2022, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$399,478	$-

During the period ended June 30, 2022 unrealized depreciation and realized gains from Level 3 investments were $738,462 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during period ended June 30, 2022.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2022 is one to ten years, with the possibility of extensions by each of the Underlying Investments.